Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 1,927	€ 5,688		€ 3,251
VAT receivable	971	1,419
Prepaid expenses	2,217	2,671
Other receivables	920	1,245
Other current assets	€ 6,035	€ 11,022	€ 6,308